Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of non-cancellable operating leases minimum rentals
2019	$113,005
2020	113,005
2021	88,005
2022	4,417

Total	$318,432